Note 18 - Assets Classified as Held for Sale	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
1
8
.

Assets
classified as
held for sale

		As at June 30		As at March 31
(US dollars in thousands)	% Owned	2020	2019	2019	201 8
Innovative Solar Ventures I, LLC	50%	4,080	13,530	13,530	-
US-NC-31 Sponsor Partner, LLC	14.45%	-	-	-	6,595
US-NC-47 Sponsor Partner, LLC	10%	-	-	-	4,841
Total		4,080	13,530	13,530	11,436

As more fully disclosed in Note
14,
the Company's portfolio of U.S. solar projects is held through
50%
ownership in the ISS Joint Venture. During the year ended
March 31, 2019,
the Company made the decision to sell its portfolio of U.S. solar projects and accordingly, the investment has been reclassified to current assets as assets held for sale. Assets classified as held for sale are included within the Solar Development segment in Note
4.2.

Reconciliation of the ISS Joint Venture investment is as follows:

As at June 30			As at March 31
(US dollars in thousands)	20 20	2019	2019	2018
Capital commitment	15,044	15,044	15,044	14,904
Commission credit	(770)	(770)	(770)	(757)
Discontinued projects	(2,079)	(848)	(848)	-
Acquisition costs	110	104	104	-
Net assets	12,305	13,530	13,530	14,147

Allocation of the net book value of the equity accounted investment in the ISS Joint Venture, between current assets held for sale, and non-current investments (as disclosed in Note
14
), is as follows:

As at June 30			As at March 31
(US dollars in thousands)	20 20	2019	2019	2018
Assets classified as held for sale	4,080	13,530	13,530	-
Investments accounted for using the equity method	8,225	-	-
Net assets	12,305	13,530	13,530	14,147

The table below provides summarized financial information for the ISS Joint Venture. The information disclosed reflects the amounts presented in the financial statements of ISS Joint Venture, amended to reflect adjustments made by the Company when using the equity method, including fair value adjustments and modifications for differences in accounting policy. The summarized financial information for the ISS Joint Venture does not
represent the Company's share of those amounts.

As at June 30			As at March 31
(US dollars in thousands)	2020	2019	2019	201 8
Current assets	2	1,187	1,187	1,373
Non-current assets	23,277	27,107	27,107	26,921
Net assets	23,279	28,294	28,294	28,294

No
summarized statement of comprehensive income has been presented as there were no
movements in comprehensive income in the year (
March 31, 2019:
nil;
2018:
nil
).

Reconciliation to carrying amounts of the ISS Joint Venture (including amounts disclosed within Investments, see Note
14
):

	As at June 30		As at March 31
(US dollars in thousands)	2020	2019	2019	201 8
Opening net assets	28,294	28,294	28,294	-
Initial investment	-	-	-	29,808
Commission credit	(1,546)	-	1,514	(1,514)
Commission credit on abandonments	144	-	-	-
Sundry income	90	-	-	-
Project swaps	-	-	281	-
Abandoned projects	(2,592)	-	(1,795)	-
Net assets	24,390	28,294	28,294	28,294
VivoPower share in %	50%	50%	50%	50%
VivoPower share in $ (excluding funding obligation)	12,195	14,148	14,148	14,147
Commission credit	-	(721)	(721)	-
Acquisition costs	110	103	103	-
Net Assets	12,305	13,530	13,530	14,147